FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 159,065	$ 169,633
Derivative financial instruments	185,551	176,084
Brokerage receivables	25,858	21,037
Financial assets at fair value not held for trading	95,472	104,018
Financial assets measured at fair value through other comprehensive income	2,195	2,233
Non-financial assets - Precious metals and other physical commodities	7,341	5,930
Other non-financial assets measured at fair value	84	31
Total assets measured at fair value	475,568	478,966
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	117,022	104,325
Financial assets at fair value not held for trading	3,010	3,241
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	7,746	15,830
Financial assets at fair value not held for trading	24,469	19,107
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	7,675	9,645
Financial assets at fair value not held for trading	1,505	1,592
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	19,211	15,069
Financial assets at fair value not held for trading	14,859	17,000
Financial assets measured at fair value through other comprehensive income	237	276
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,998	23,456
Financial assets at fair value not held for trading	7,619	6,510
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	373	248
Financial assets at fair value not held for trading	1,569	1,704
Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	100,867	78,659
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	41,431	55,597
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	36,876	35,473
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3,136	3,969
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	2,617	1,883
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	1,208
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	24,638	36,909
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	17,106	15,884
Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,959	1,948
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	128,393	118,975
Derivative financial instruments	795	622
Brokerage receivables	0	0
Financial assets at fair value not held for trading	35,911	30,717
Financial assets measured at fair value through other comprehensive income	59	68
Non-financial assets - Precious metals and other physical commodities	7,341	5,930
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	172,499	156,312
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	116,501	102,602
Financial assets at fair value not held for trading	93	105
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	4,443	6,995
Financial assets at fair value not held for trading	18,264	14,306
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,537	8,392
Financial assets at fair value not held for trading	423	367
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	911	984
Financial assets at fair value not held for trading	31	62
Financial assets measured at fair value through other comprehensive income	59	68
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0
Financial assets at fair value not held for trading	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1	3
Financial assets at fair value not held for trading	0	0
Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	472	347
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1	1
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	17,101	15,877
Level 1 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	27,564	28,045
Derivative financial instruments	181,965	172,903
Brokerage receivables	25,858	21,037
Financial assets at fair value not held for trading	50,813	64,865
Financial assets measured at fair value through other comprehensive income	2,137	2,165
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	288,337	289,015
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	430	1,403
Financial assets at fair value not held for trading	0	38
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,261	8,763
Financial assets at fair value not held for trading	6,204	4,801
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	987	1,124
Financial assets at fair value not held for trading	401	548
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	17,462	12,801
Financial assets at fair value not held for trading	14,695	16,722
Financial assets measured at fair value through other comprehensive income	178	207
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,200	3,837
Financial assets at fair value not held for trading	4,427	4,252
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	219	112
Financial assets at fair value not held for trading	972	1,525
Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	100,328	78,060
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	40,553	55,190
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	35,747	34,174
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	2,555	3,456
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	2,599	1,869
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	24,026	36,857
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	6	7
Level 2 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,959	1,948
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,108	22,613
Derivative financial instruments	2,792	2,559
Brokerage receivables	0	0
Financial assets at fair value not held for trading	8,748	8,435
Financial assets measured at fair value through other comprehensive income	0	0
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	84	31
Total assets measured at fair value	14,732	33,639
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	91	321
Financial assets at fair value not held for trading	2,917	3,097
Total assets measured at fair value	3,000	3,400
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	41	73
Financial assets at fair value not held for trading	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	151	129
Financial assets at fair value not held for trading	681	678
Total assets measured at fair value	800	800
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	838	1,284
Financial assets at fair value not held for trading	133	215
Financial assets measured at fair value through other comprehensive income	0	0
Total assets measured at fair value	1,000	1,500
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,799	19,618
Financial assets at fair value not held for trading	3,192	2,258
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	153	133
Financial assets at fair value not held for trading	597	180
Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	66	253
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	878	407
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,129	1,299
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	581	513
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	17	13
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	1,208
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	611	52
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 3 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0